UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4570

Name of Registrant:	Vanguard New York Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	December 1, 2005 - May 31, 2006

Item 1:	Reports to Shareholders

Vanguard® Convertible Securities Fund

> Semiannual Report

May 31, 2006

Vanguard New York Tax-Exempt Money Market Fund

Vanguard New York Long-Term Tax-Exempt Fund

>	Vanguard New York Tax-Exempt Money Market Fund returned 1.5% for the six months ended May 31, 2006. Vanguard New York Long-Term Tax-Exempt Fund posted a return of 1.2%.
>	Interest rates climbed throughout the half-year, led by increases at the shortest end of the maturity spectrum.
>	The difference in yields of the shortest- and longest-term municipal bonds remained small by historical standards.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Advisor’s Report	6
New York Tax-Exempt Money Market Fund	9
New York Long-Term Tax-Exempt Fund	27
About Your Fund’s Expenses	49
Trustees Approve Advisory Arrangement	51
Glossary	52

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended May 31, 2006
Total
Return
Vanguard New York Tax-Exempt Money Market Fund	1.5%
SEC 7-Day Annualized Yield: 3.29%
Taxable-Equivalent Yield: 5.48%[1]
Average New York Tax-Exempt Money Market Fund[2]	1.3

Vanguard New York Long-Term Tax-Exempt Fund
Investor Shares	1.2%
SEC 30-Day Annualized Yield: 3.98%
Taxable-Equivalent Yield: 6.63%[1]
Admiral™ Shares[3]	1.2
SEC 30-Day Annualized Yield: 4.06%
Taxable-Equivalent Yield: 6.77%[1]
Lehman 10 Year Municipal Bond Index	1.3
Average New York Municipal Debt Fund[2]	1.5
Lehman Municipal Bond Index	1.5

Your Fund’s Performance at a Glance
November 30, 2005–May 31, 2006

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard New York Tax-Exempt Fund
Money Market	$1.00	$1.00	$0.015	$0.000
Long-Term
Investor Shares	11.27	11.09	0.242	0.073
Admiral Shares	11.27	11.09	0.247	0.073

[1]

This calculation, which assumes a typical itemized tax return, is based on the maximum federal income tax rate of 35% and the maximum State of New York income tax rate. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

[2]	Derived from data provided by Lipper Inc.

[3]	A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

Chairman’s Letter

Dear Shareholder,

During the six months ended May 31, 2006, the Federal Reserve Board’s inflation-fighting campaign pushed short-term interest rates higher. Longer-term rates also increased, though at a more moderate pace.

Vanguard New York Long-Term Tax-Exempt Fund returned 1.2%, slightly behind the result of its benchmark index and the average return of competing New York municipal bond funds. The income portion of the fund’s return more than offset its modest decline in share price. The fund’s 3.98% yield for Investor Shares at the end of May represented a slight increase versus six months ago. For investors in the highest income tax bracket, the taxable-equivalent yield was 6.63%.

Vanguard New York Tax-Exempt Money Market Fund posted a 1.5% result and surpassed the average return of its peers. The fund’s yield increased to 3.29%; the taxable equivalent would be 5.48% for investors in the highest income tax bracket. The fund maintained a net asset value of $1 per share, as is expected but not guaranteed.

Please note: Although the funds’ income distributions are expected to be exempt from federal and New York state taxes, a portion of these distributions may be subject to the alternative minimum tax.

Bonds treaded water as rates continued to rise

Bond market returns were flat during the past six months, as rising interest rates put pressure on prices. The Federal Reserve Board raised its target for the federal funds rate from 4.00% to 5.00% in four separate actions as part of its efforts to rein in inflationary pressures. Yields generally moved higher across the maturity spectrum, a change from the pattern in prior months when yields rose at the shorter end but fell at the longer end.

In general, short-term and municipal securities outperformed long-term taxable bonds. High-yield bonds, which are less sensitive to changes in interest rates, turned in impressive relative results.

Stocks gained ground, then stumbled late in the period

The U.S. stock market advanced through much of the fiscal half-year, with some indexes approaching a five-year high in early May. Despite ongoing concerns about high energy costs and the possibility of inflation, investors generally remained positive about the economy. In mid-May, however, worries over whether the Fed would continue to raise interest rates gave some investors pause, leading to a decline in the major indexes.

In the U.S. market, small-capitalization stocks once again outperformed their large-cap counterparts, a persistent trend over the past few years. Returns of international stocks, aided by a weak dollar, continued to surpass those of

Market Barometer
		Total Returns
	Periods Ended May 31, 2006
	Six Months	One Year	Five Years[1]
Bonds
Lehman Aggregate Bond Index (Broad taxable market)	0.0%	–0.5%	5.0%
Lehman Municipal Bond Index	1.5	1.9	5.3
Citigroup 3-Month Treasury Bill Index	2.1	3.8	2.1

Stocks
Russell 1000 Index (Large-caps)	2.8%	9.4%	2.6%
Russell 2000 Index (Small-caps)	7.0	18.2	9.1
Dow Jones Wilshire 5000 Index (Entire market)	3.4	10.8	3.7
MSCI All Country World Index ex USA (International)	15.4	30.9	11.0

CPI
Consumer Price Index	2.5%	4.2%	2.6%

[1]	Annualized.

U.S. stocks. Although emerging markets experienced noteworthy losses in May, they were strong performers in the international arena for the fiscal half-year.

Municipal bond funds faced a challenging rate environment

Over the past six months, the relatively attractive yields available for municipal bonds resulted in increased demand for these securities. This increase, coupled with a decrease in the supply of municipal bonds, placed a slight upward pressure on municipal bond prices and a slight downward pressure on the resultant yields, particularly among long-term bonds.

While yields at the longest end of the maturity spectrum generally remained stable, the Fed’s rate-tightening actions helped to push municipal bond yields higher for shorter-term issues. This “flattening” of the municipal bond yield curve presented a challenging investment environment for your fund’s advisor, the Vanguard Fixed Income Group.

Against this backdrop, the advisor steered the New York Long-Term Tax-Exempt Fund to a 1.2% return, reflecting an income return that more than offset a small decline in the fund’s net asset value (NAV). The fund slightly lagged the result of its benchmark index and the average return of competing New York municipal debt funds. During the past six months, the advisor kept the fund’s duration, a measure of interest rate sensitivity, near the short end of its typical range—a strategy that offered some protection from the negative impact of rising interest rates.

Annualized Expense Ratios[1]
Your fund compared with its peer group

	Investor	Admiral	Peer
New York Tax-Exempt Fund	Shares	Shares	Group
Money Market	0.13%	—	0.59%
Long-Term	0.17	0.09%	1.10

[1]

Fund expense ratios reflect the six months ended May 31, 2006. Peer groups are: for the New York Tax-Exempt Money Market Fund, the Average New York Tax-Exempt Money Market Fund; for the New York Long-Term Tax-Exempt Fund, the Average New York Municipal Debt Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2005.

The New York Tax-Exempt Money Market Fund benefited from the increase in short-term rates. Its short average maturity enabled it to quickly translate rising rates into higher income. The fund’s return of 1.5% was higher than the average return for its peers, largely because of its lower expense ratio.

Maintaining low investment costs is always important, but can be especially important during periods of modest total returns—which are not atypical in the fixed income market. The less you pay in expenses, the greater is your portion of the portfolio’s total return. In addition, Vanguard’s low expenses provide the advisor with flexibility that other portfolio managers don’t have: The advisor doesn’t have to take extra risks to deliver competitive returns.

Your muni fund’s dual role: Providing income and stability

If you own shares of an equity fund, you probably enjoyed the fund’s strong performance in the first four months of calendar-year 2006. From January through April, the broad U.S. stock market returned more than 6.5%. Nearly half of that return was ceded, however, during a disappointing May. This abrupt turnabout reminds us of a fundamental principle in investing: balance.

A portfolio balanced among stock, bond, and money market funds, in levels appropriate to your goals, risk tolerance, and time horizon, can provide stability in a choppy market. As a shareholder in a New York Tax-Exempt Fund, you’re aware of your fund’s ability to generate income that is free of New York and federal taxes. But don’t overlook the role it can play as a stabilizing counterweight to the more volatile segments of your portfolio.

Thank you for entrusting your assets to Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

June 13, 2006

Advisor’s Report

During the six months ended May 31, 2006, Vanguard New York Long-Term Tax-Exempt Fund returned 1.2%, trailing the average result of its peers. Vanguard New York Tax-Exempt Money Market Fund returned 1.5%, which outpaced its peer-group average.

The investment environment

Over the fiscal half-year, the U.S. economy showed signs of being squarely in expansion mode. At the end of May, the Commerce Department estimated that real gross domestic product had expanded by 3.6% for the 12 months ended March 31, a pace slightly above the economy’s potential long-term growth rate. Much of the economy’s growth was spurred by strong exports, construction, and business investment spending. Personal consumption also expanded briskly, buoyed by rising incomes and improved job prospects. During the funds’ fiscal half-year ended May 31, U.S. employment levels also improved. The nation’s unemployment rate stood at 4.6% on May 31—the lowest level in five years—and anecdotal reports pointed to shortages of skilled workers in select industries.

At the same time, inflation remained a concern. Rising energy prices contributed to increased rates of consumer and wholesale inflation in the first half of 2006. Through May, the consumer price index (CPI), which tracks prices at the consumer level, was 4.2% higher than its year-ago

Yields of Municipal Securities
(AAA-Rated General-Obligation Issues)
			Change
Maturity	Nov. 30, 2005	May 31, 2006	(basis points)[1]
2 years	3.24%	3.59%	+35
5 years	3.43	3.66	+23
10 years	3.87	4.02	+15
30 years	4.55	4.53	–2

Yields of U.S. Treasury Securities
			Change
Maturity	Nov. 30, 2005	May 31, 2006	(basis points)[1]
2 years	4.41%	5.03%	+62
5 years	4.41	5.03	+62
10 years	4.48	5.11	+63
30 years	4.69	5.21	+52

Source: Vanguard.

1  One basis point equals 1/100 of a percentage point. level. Increases in the core CPI, which excludes volatile food and energy prices, have also accelerated recently.

The Federal Reserve Board continued its “measured” pace of tightening, raising the target for the federal funds rate four times during the six months, to 5.00%. The Fed has noted that long-run inflation expectations, as implied by the difference between nominal and inflation-adjusted interest rates, remain contained, but recent economic reports have prompted some concern. The financial markets anticipated that the Fed would raise the federal funds rate to 5.25% at its June 28–29 meeting.

Municipal bonds outperformed Treasuries

In the U.S. Treasury market, yields rose by similar amounts across the maturity spectrum. Increases during the six months ranged from 52 basis points (0.52 percentage point) for the 30-year note to 63 basis points for the 10-year note. Treasury yields also rose over the last 12 months, but the increases were much more pronounced among shorter issues than longer ones.

For municipal bonds, yields increased over the last six months for all but the longest-dated issues, though the increases were generally more modest than those of Treasury yields—a relationship that also characterized the rate changes in the Treasury and municipal money markets. The pronounced increase in short-term municipal yields created a relatively flat municipal yield curve, with only 94 basis points separating the yield of the 30-year bond (4.53%) from that of the 2-year bond (3.59%) as of May 31.

For the fiscal half-year, new tax-exempt issuance declined by 17% nationwide, compared with year-ago levels. With the exception of California, in fact, all states issued lower volumes of tax-exempt securities. Much of the decrease was attributable to a substantial slowdown in bond “refunding” activity. The rise in interest rates meant that many state and local governments could no longer issue new, lower-coupon bonds and use the proceeds to offset their existing, higher-yield obligations.

At the same time, the demand for municipal bonds increased. The municipal bond market’s recent attractiveness relative to Treasuries drew institutional investors such as banks and insurance firms, as well as investors from outside the United States. These supply-and-demand dynamics supported bond prices (thus limiting yield increases), which helped municipal bonds to outperform their taxable brethren.

Management of the funds

The rising interest rate environment of the past six months had varying effects on the Vanguard New York Tax-Exempt Funds. At the shortest end of the spectrum, we maintained a short average maturity in the Tax-Exempt Money Market Fund, which allowed us to accelerate the reinvestment of maturing issues in new, higher-yielding securities. The fund returned 1.5% during its fiscal half-year, besting the return of its peer-group average.

The New York Long-Term Tax-Exempt Fund returned 1.2%, as a modest decline in the fund’s share price was more than offset by its income return. During the fund’s fiscal half-year, we kept the fund’s average duration at the short end of its typical range, a strategy that afforded some protection from rising interest rates. A decline in bond issuance also provided some support for tax-exempt securities. During the past six months, the state of New York and its municipalities issued $13.5 billion in new securities, a 32.0% drop from a year ago.

Expense ratios are critical in a low-yield environment

Shareholder returns depend not only on portfolio management decisions but also on investment costs. The Vanguard New York Tax-Exempt Funds’ low expense ratios are important in any environment, but especially during periods of relatively low yields. Our cost advantage enables us to generate highly competitive total returns while keeping our focus on higher-quality investments. Over time, this disciplined, conservative approach has generated strong returns, while also reaffirming that we will not take needless risks with your investment.

Kathryn T. Allen, Principal

Christopher M. Ryon, Principal

Vanguard Fixed Income Group

June 16, 2006

New York Tax-Exempt Money Market Fund

Fund Profile

As of May 31, 2006

Financial Attributes
Fund
Yield	3.3%
Average Weighted Maturity	21 days
Average Quality[1]	MIG-1
Expense Ratio	0.13%[2]

Distribution by Credit Quality[3] (% of portfolio)

MIG-1/A-1+/SP-1+/F-1+	90%
P-1/A-1/SP-1/F-1	9
AAA/AA	1

[1]	Moody’s Investors Service.

[2]	Annualized.

[3]	Ratings: Moody’s Investors Service, Standard & Poor’s, Fitch. See page 52 for a glossary of investment terms.

New York Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

The annualized yield shown for this fund reflects current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): September 3, 1997–May 31, 2006
		Average
		Fund[1]
Fiscal	Total	Total
Year	Return	Return
1997	0.8%	0.8%
1998	3.3	2.9
1999	3.0	2.6
2000	3.9	3.4
2001	2.8	2.4
2002	1.3	0.9
2003	0.9	0.5
2004	1.0	0.6
2005	2.2	1.7
20062	1.5	1.3
SEC 7-Day Annualized Yield (5/31/2006): 3.29%

Average Annual Total Returns: Periods Ended March 31, 2006

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Since Inception
New York Tax-Exempt
Money Market Fund	9/3/1997	2.60%	1.61%	2.35%

[1]	Returns for the Average New York Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc.

[2]	Six months ended May 31, 2006.

Note: See Financial Highlights table on page 25 for dividend information.

New York Tax-Exempt Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Bonds (99.7%)
Allegany County NY IDA
(Atlantic Richfield Project) VRDO	3.540%	6/1/06	4,700	4,700
Battery Park City NY Auth. Rev.	5.500%	11/1/06 (2)(Prere.)	11,750	12,089
[1] Battery Park City NY Auth. Rev. TOB VRDO	3.500%	6/7/06	5,265	5,265
Clifton Park NY Ind. Dev. Agency Multifamily
Housing Rev. (Coburg Village Project) VRDO	3.470%	6/7/06 LOC	4,500	4,500
East Meadow NY UFSD TAN	3.750%	6/29/06	4,000	4,003
[1] Erie County NY IDA School Fac. Rev. TOB VRDO	3.500%	6/7/06 (4)	3,825	3,825
Erie County NY Water Auth. Rev. VRDO	3.170%	6/7/06 (2)	11,400	11,400
Great Neck NY UFSD TAN	3.750%	6/29/06	24,000	24,018
Jericho NY UFSD TAN	3.750%	6/23/06	4,000	4,003
Jericho NY UFSD TAN	4.000%	6/23/06	6,000	6,005
Katonah-Lewisboro NY UFSD BAN	3.750%	7/21/06	4,101	4,107
Long Island NY Power Auth. Electric System Rev. CP	3.170%	6/15/06 LOC	43,600	43,600
Long Island NY Power Auth. Electric System Rev. CP	3.180%	6/15/06 LOC	8,500	8,500
[1] Long Island NY Power Auth.
Electric System Rev. TOB VRDO	3.500%	6/7/06 (2)	14,000	14,000
Long Island NY Power Auth.
Electric System Rev. VRDO	3.470%	6/1/06 LOC	18,440	18,440
Long Island NY Power Auth.
Electric System Rev. VRDO	3.550%	6/1/06 LOC	1,760	1,760
Long Island NY Power Auth.
Electric System Rev. VRDO	3.560%	6/1/06 LOC	32,725	32,725
Long Island NY Power Auth.
Electric System Rev. VRDO	3.200%	6/7/06 LOC	10,000	10,000
Long Island NY Power Auth.
Electric System Rev. VRDO	3.220%	6/7/06 (4)	49,610	49,610
[1] Metro. New York Transp. Auth.
Rev. (Dedicated Petroleum Tax) TOB VRDO	3.500%	6/7/06 (4)	7,500	7,500
Metro. New York Transp. Auth.
Rev. (Dedicated Petroleum Tax) VRDO	3.480%	6/7/06 (10)	10,300	10,300

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax) VRDO	3.490%	6/7/06 (2)	27,500	27,500
Metro. New York Transp. Auth. Rev. (Transit Rev.) CP	3.470%	6/14/06 LOC	18,000	18,000
[1] Metro. New York Transp. Auth. Rev.
(Transit Rev.) TOB VRDO	3.500%	6/7/06 (1)	3,300	3,300
[1] Metro. New York Transp. Auth. Rev. TOB VRDO	3.480%	6/7/06 (3)	19,900	19,900
[1] Metro. New York Transp. Auth. Rev. TOB VRDO	3.500%	6/7/06 (4)	11,735	11,735
[1] Metro. New York Transp. Auth. Rev. TOB VRDO	3.510%	6/7/06 (4)	8,245	8,245
Metro. New York Transp. Auth. Rev. VRDO	3.400%	6/7/06 (11)	5,900	5,900
Metro. New York Transp. Auth. Rev. VRDO	3.420%	6/7/06 (11)	11,935	11,935
Metro. New York Transp. Auth. Rev. VRDO	3.420%	6/7/06 (10)	20,600	20,600
Metro. New York Transp. Auth. Rev. VRDO	3.490%	6/7/06 LOC	40,000	40,000
Nassau County NY Interim Finance Auth. VRDO	3.170%	6/7/06 (4)	11,500	11,500
Nassau Health Care Corp. NY VRDO	3.420%	6/7/06 (4)	13,605	13,605
Nassau Health Care Corp. NY VRDO	3.420%	6/7/06 (4)	10,000	10,000
New York City NY Capital Resources
(Enhanced Assistance PG) VRDO	3.440%	6/7/06 LOC	9,000	9,000
New York City NY Cultural Resources Rev.
(Pierpont Morgan Library) VRDO	3.490%	6/7/06 LOC	10,000	10,000
New York City NY Cultural Resources Rev.
(Solomon R. Guggenheim Foundation) VRDO	3.430%	6/7/06 LOC	16,707	16,707
New York City NY GO	6.000%	8/1/06 (Prere.)	9,940	10,134
New York City NY GO	6.000%	8/1/06 (Prere.)	14,890	15,181
New York City NY GO	6.000%	8/1/06 (Prere.)	4,000	4,078
[1] New York City NY GO TOB PUT	3.540%	7/13/06	50,000	50,000
[1] New York City NY GO TOB VRDO	3.250%	6/7/06 (1)	5,000	5,000
[1] New York City NY GO TOB VRDO	3.480%	6/7/06 (4)	6,144	6,144
[1] New York City NY GO TOB VRDO	3.500%	6/7/06 (1)	5,840	5,840
[1] New York City NY GO TOB VRDO	3.500%	6/7/06 (1)	5,370	5,370
[1] New York City NY GO TOB VRDO	3.500%	6/7/06 (4)	19,905	19,905
[1] New York City NY GO TOB VRDO	3.500%	6/7/06 (11)	7,390	7,390
[1] New York City NY GO TOB VRDO	3.500%	6/7/06 (2)	4,625	4,625
[1] New York City NY GO TOB VRDO	3.510%	6/7/06 (2)	7,750	7,750
New York City NY GO VRDO	3.480%	6/1/06 LOC	1,700	1,700
New York City NY GO VRDO	3.500%	6/1/06 (4)	16,500	16,500
New York City NY GO VRDO	3.500%	6/1/06 (1)	4,275	4,275
New York City NY GO VRDO	3.550%	6/1/06 LOC	3,600	3,600
New York City NY GO VRDO	3.560%	6/1/06 LOC	14,500	14,500

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY GO VRDO	3.100%	6/7/06 LOC	5,800	5,800
New York City NY GO VRDO	3.150%	6/7/06 LOC	1,600	1,600
New York City NY GO VRDO	3.180%	6/7/06 LOC	15,695	15,695
New York City NY GO VRDO	3.200%	6/7/06 LOC	6,150	6,150
New York City NY GO VRDO	3.470%	6/7/06 LOC	25,000	25,000
New York City NY Housing Dev. Corp.
Multi-Family Rev. (First Avenue) VRDO	3.240%	6/7/06	24,205	24,205
New York City NY Housing Dev. Corp.
Multi-Family VRDO	3.240%	6/7/06	45,800	45,800
[1] New York City NY Housing Dev. Corp.
Rev. (Capital Funding Program) TOB VRDO	3.500%	6/7/06 (3)	8,755	8,755
New York City NY Housing Dev. Corp. Rev.
(Multi-Family Rent Housing–90 West Street) VRDO	3.180%	6/7/06	20,000	20,000
New York City NY Housing Dev. Corp. Rev.
(Multi-Family Rent Housing–Atlantic Court) VRDO	3.240%	6/7/06	20,000	20,000
New York City NY Housing Dev. Corp. Rev.
(Multi-Family Rent Housing–
One Columbus Place) VRDO	3.230%	6/7/06 LOC	32,000	32,000
New York City NY Housing Dev. Corp. Rev.
(Westmont Apartments) VRDO	3.200%	6/7/06 LOC	24,200	24,200
New York City NY Housing Dev. Corp. Rev. VRDO	3.240%	6/7/06	22,200	22,200
New York City NY IDA (Civic Fac. Rev.) VRDO	3.500%	6/7/06 (10)	9,000	9,000
New York City NY IDA (Civil Liberties Union) VRDO	3.530%	6/1/06 LOC	18,580	18,580
New York City NY IDA
(National Audubon Society) VRDO	3.530%	6/1/06 LOC	14,700	14,700
New York City NY IDA Special Fac. Rev.
(Korean Air Lines) VRDO	3.250%	6/7/06 LOC	17,300	17,300
New York City NY Muni. Water Finance Auth.
Water & Sewer System CP	3.450%	6/1/06	30,000	30,000
[1] New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	3.480%	6/7/06	10,965	10,965
[1] New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	3.500%	6/7/06	7,615	7,615
[1] New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	3.500%	6/7/06 (1)	4,950	4,950
[1] New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	3.500%	6/7/06 (2)	11,145	11,145
[1] New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	3.500%	6/7/06	62,165	62,165
[1] New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	3.500%	6/7/06 (4)	20,015	20,015

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	3.500%	6/7/06	24,795	24,795
[1] New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	3.510%	6/7/06	9,995	9,995
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	3.500%	6/1/06 (3)	8,950	8,950
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	3.520%	6/1/06	10,000	10,000
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	3.580%	6/1/06	14,000	14,000
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	3.470%	6/7/06	5,000	5,000
[1] New York City NY Sales Tax Asset
Receivable Corp. TOB VRDO	3.480%	6/7/06 (2)	13,840	13,840
[1] New York City NY Sales Tax Asset
Receivable Corp. TOB VRDO	3.500%	6/7/06 (2)	9,400	9,400
[1] New York City NY Sales Tax Asset
Receivable Corp. TOB VRDO	3.510%	6/7/06 (1)	14,890	14,890
[1] New York City NY Sales Tax Asset
Receivable Corp. TOB VRDO	3.510%	6/7/06 (1)	2,585	2,585
[1] New York City NY Sales Tax Asset
Receivable Corp. TOB VRDO	3.510%	6/7/06 (1)	2,250	2,250
[1] New York City NY Transitional Finance Auth.
Rev. TOB VRDO	3.500%	6/7/06	3,100	3,100
[1] New York City NY Transitional Finance Auth.
Rev. TOB VRDO	3.510%	6/7/06	10,295	10,295
[1] New York City NY Transitional Finance Auth.
Rev. TOB VRDO	3.510%	6/7/06	15,550	15,550
[1] New York City NY Transitional Finance Auth.
Rev. TOB VRDO	3.510%	6/7/06 (3)	6,075	6,075
New York City NY Transitional Finance Auth.
Rev. VRDO	3.500%	6/1/06	3,210	3,210
New York City NY Transitional Finance Auth.
Rev. VRDO	3.500%	6/1/06	5,100	5,100
New York City NY Transitional Finance Auth.
Rev. VRDO	3.500%	6/1/06	4,000	4,000
New York City NY Transitional Finance Auth.
Rev. VRDO	3.550%	6/1/06	4,670	4,670
New York City NY Transitional Finance Auth.
Rev. VRDO	3.180%	6/7/06	15,700	15,700
New York City NY Transitional Finance Auth.
Rev. VRDO	3.180%	6/7/06	15,170	15,170

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Auth.
Rev. VRDO	3.180%	6/7/06	34,500	34,500
New York City NY Transitional Finance Auth.
Rev. VRDO	3.180%	6/7/06	8,465	8,465
New York City NY Transitional Finance Auth.
Rev. VRDO	3.220%	6/7/06	11,200	11,200
New York City NY Transitional Finance Auth.
Rev. VRDO	3.220%	6/7/06	44,135	44,135
[1] New York Metro. Transp. Auth. Rev. TOB VRDO	3.500%	6/7/06 (3)	14,290	14,290
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/06 (2)(Prere.)	11,360	11,609
[1] New York State Dormitory Auth. Rev.
(City Univ.) TOB VRDO	3.240%	6/7/06 (4)	5,275	5,275
New York State Dormitory Auth. Rev.
(Columbia Univ.) CP	3.380%	6/1/06	9,635	9,635
New York State Dormitory Auth. Rev.
(Columbia Univ.) CP	3.430%	7/11/06	21,005	21,005
New York State Dormitory Auth. Rev.
(Columbia Univ.) CP	3.430%	7/11/06	12,800	12,800
New York State Dormitory Auth. Rev.
(Cornell Univ.) CP	3.500%	6/22/06	7,680	7,680
New York State Dormitory Auth. Rev.
(Cornell Univ.) CP	3.520%	6/22/06	20,500	20,500
New York State Dormitory Auth. Rev.
(Cornell Univ.) VRDO	3.550%	6/1/06	10,325	10,325
New York State Dormitory Auth. Rev.
(Cornell Univ.) VRDO	3.400%	6/7/06	25,600	25,600
New York State Dormitory Auth. Rev.
(Cornell Univ.) VRDO	3.400%	6/7/06	25,815	25,815
[1] New York State Dormitory Auth. Rev.
(Dept. of Health) TOB VRDO	3.510%	6/7/06 (3)	2,625	2,625
[1] New York State Dormitory Auth. Rev.
(Memorial Sloan Kettering) TOB VRDO	3.510%	6/7/06 (1)	7,125	7,125
[1] New York State Dormitory Auth. Rev.
(Mental Health Services) TOB VRDO	3.500%	6/7/06 (1)	16,455	16,455
[1] New York State Dormitory Auth. Rev.
(Mental Health Services) TOB VRDO	3.500%	6/7/06 (3)	4,995	4,995
New York State Dormitory Auth. Rev.
(Mental Health Services) VRDO	3.400%	6/7/06 (4)	11,250	11,250
New York State Dormitory Auth. Rev.
(Mental Health Services) VRDO	3.420%	6/7/06	71,500	71,500
New York State Dormitory Auth. Rev.
(Mental Health Services) VRDO	3.450%	6/7/06 (1)	21,200	21,200

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Auth. Rev.
(Mental Health Services) VRDO	3.450%	6/7/06 (2)	2,500	2,500
New York State Dormitory Auth. Rev.
(Mental Health Services) VRDO	3.490%	6/7/06 (4)	5,000	5,000
New York State Dormitory Auth. Rev.
(Mental Health Services) VRDO	3.490%	6/7/06 (4)	11,870	11,870
New York State Dormitory Auth. Rev.
(Montefiore Medical Center)	5.250%	2/1/07 (2)(Prere.)	42,750	44,143
New York State Dormitory Auth. Rev.
(New York Public Library) VRDO	3.150%	6/7/06 (1)	37,345	37,345
New York State Dormitory Auth. Rev.
(New York Public Library) VRDO	3.150%	6/7/06 (1)	10,400	10,400
[1] New York State Dormitory Auth. Rev.
(New York Univ.) TOB VRDO	3.480%	6/7/06 (1)	6,700	6,700
New York State Dormitory Auth. Rev.
(North Shore Long Island Hosp.) VRDO	3.190%	6/7/06 LOC	14,000	14,000
[1] New York State Dormitory Auth. Rev.
(Personal Income Tax) TOB VRDO	3.240%	6/7/06 (2)	5,870	5,870
[1] New York State Dormitory Auth. Rev.
(Personal Income Tax) TOB VRDO	3.260%	6/7/06 (2)	17,820	17,820
[1] New York State Dormitory Auth. Rev.
(Personal Income Tax) TOB VRDO	3.500%	6/7/06 (2)	26,880	26,880
New York State Dormitory Auth. Rev.
(Rockefeller Univ.) VRDO	3.150%	6/7/06	29,800	29,800
New York State Dormitory Auth. Rev.
(St. John’s Univ.)	5.700%	7/1/06 (1)(Prere.)	14,370	14,688
New York State Dormitory Auth. Rev.
(Univ. of Rochester) VRDO	3.180%	6/7/06 (1)	21,700	21,700
New York State Dormitory Auth. Rev.
(Upstate Community Colleges) VRDO	3.470%	6/7/06 (11)	24,260	24,260
[1] New York State Dormitory Auth. Rev. TOB PUT	2.780%	6/28/06 (2)	16,640	16,640
1 New York State Dormitory Auth. Rev. TOB VRDO	3.500%	6/7/06 (1)	6,500	6,500
[1] New York State Dormitory Auth. Rev. TOB VRDO	3.500%	6/7/06	18,380	18,380
[1] New York State Dormitory Auth. Rev. TOB VRDO	3.500%	6/7/06	40,340	40,340
[1] New York State Dormitory Auth. Rev. TOB VRDO	3.500%	6/7/06	28,385	28,385
[1] New York State Dormitory Auth. Rev. TOB VRDO	3.500%	6/7/06	4,725	4,725
[1] New York State Dormitory Auth. Rev. TOB VRDO	3.500%	6/7/06 (2)	16,235	16,235
[1] New York State Dormitory Auth. Rev. TOB VRDO	3.510%	6/7/06 (4)	5,575	5,575
New York State Dormitory Auth. Rev. VRDO	3.490%	6/7/06 (2)	30,560	30,560
New York State Energy Research & Dev. Auth.
(Con Edison) VRDO	3.180%	6/7/06 LOC	15,000	15,000

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Energy Research & Dev. Auth.
(Con Edison) VRDO	3.190%	6/7/06 LOC	15,000	15,000
New York State Energy Research & Dev. Auth.
(Con Edison) VRDO	3.200%	6/7/06 LOC	13,700	13,700
New York State Energy Research & Dev. Auth.
(Con Edison) VRDO	3.230%	6/7/06 LOC	5,000	5,000
[1] New York State Environmental Fac. Corp. PCR
TOB VRDO	3.500%	6/7/06 (4)	26,725	26,725
[1] New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds) TOB PUT	3.430%	6/8/06	2,670	2,670
[1] New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds) TOB PUT	3.430%	6/8/06	3,690	3,690
[1] New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds) TOB PUT	3.450%	7/13/06	9,805	9,805
[1] New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds) TOB VRDO	3.260%	6/7/06	5,390	5,390
[1] New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds) TOB VRDO	3.500%	6/7/06	6,425	6,425
[1] New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds) TOB VRDO	3.500%	6/7/06	16,500	16,500
[1] New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds) TOB VRDO	3.510%	6/7/06	8,125	8,125
[1] New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds) TOB VRDO	3.510%	6/7/06	2,575	2,575
New York State Environmental Fac. Corp. Solid
Waste Disposal Rev. (General Electric Co.) VRDO	3.560%	6/1/06	17,900	17,900
New York State Environmental Fac. Corp. Solid
Waste Disposal Rev. (General Electric Co.) VRDO	3.630%	6/1/06	23,800	23,800
New York State Environmental Fac. Corp. Solid
Waste Disposal Rev. (General Electric Co.) VRDO	3.630%	6/1/06	25,900	25,900
New York State Environmental Quality CP	3.520%	8/16/06	10,000	10,000
New York State GO PUT	2.900%	8/3/06 LOC	83,350	83,350
New York State GO PUT	3.150%	8/3/06 LOC	30,600	30,600
New York State Housing Finance Agency Rev.
(Avalon Chrystie) VRDO	3.300%	6/7/06 LOC	45,000	45,000
New York State Housing Finance Agency Rev.
(Baltimore Tower) VRDO	3.250%	6/7/06	15,000	15,000
New York State Housing Finance Agency Rev.
(Chelsea Apartments) VRDO	3.270%	6/7/06	66,170	66,170
[1] New York State Housing Finance Agency Rev.
(Personal Income Tax) TOB VRDO	3.500%	6/7/06 (3)	7,920	7,920

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Housing Finance Agency Rev.
(Residential) VRDO	3.260%	6/7/06 (2)	6,700	6,700
New York State Housing Finance Agency Rev.
(Saville Housing) VRDO	3.240%	6/7/06 LOC	55,000	55,000
New York State Housing Finance Agency Rev.
(West 23rd Street) VRDO	3.240%	6/7/06 LOC	42,400	42,400
New York State Housing Finance Agency Rev. VRDO	3.200%	6/7/06 LOC	20,400	20,400
New York State Housing Finance Agency Rev. VRDO	3.230%	6/7/06 LOC	22,300	22,300
New York State Housing Finance Agency Rev. VRDO	3.240%	6/7/06 LOC	35,000	35,000
New York State Housing Finance Agency Service
Contract Rev. VRDO	3.180%	6/7/06 LOC	9,000	9,000
New York State Housing Finance Agency Service
Contract Rev. VRDO	3.240%	6/7/06	19,800	19,800
New York State Housing Finance Agency Service
Contract Rev. VRDO	3.240%	6/7/06 LOC	9,000	9,000
New York State Housing Finance Agency Service
Contract Rev. VRDO	3.250%	6/7/06 LOC	50,000	50,000
New York State Local Govt. Assistance Corp. VRDO	3.080%	6/7/06 LOC	4,685	4,685
New York State Local Govt. Assistance Corp. VRDO	3.100%	6/7/06 LOC	2,800	2,800
New York State Local Govt. Assistance Corp. VRDO	3.170%	6/7/06 LOC	76,075	76,076
New York State Local Govt. Assistance Corp. VRDO	3.170%	6/7/06 LOC	19,680	19,680
New York State Local Govt. Assistance Corp. VRDO	3.180%	6/7/06 (3)	34,000	34,000
[1] New York State Mortgage Agency Rev. TOB VRDO	3.540%	6/7/06	325	325
[1] New York State Mortgage Agency Rev. TOB VRDO	3.540%	6/7/06	5,960	5,960
[1] New York State Mortgage Agency Rev. TOB VRDO	3.540%	6/7/06 (1)	315	315
New York State Mortgage Agency Rev. VRDO	3.530%	6/1/06	22,000	22,000
New York State Power Auth. Rev. CP	3.380%	6/1/06	20,000	20,000
New York State Power Auth. Rev. CP	3.380%	6/6/06	20,000	20,000
New York State Power Auth. Rev. CP	3.500%	6/6/06	1,300	1,300
New York State Power Auth. Rev. CP	3.550%	7/7/06	10,000	10,000
New York State Power Auth. Rev. CP	3.640%	7/10/06	4,207	4,207
New York State Power Auth. Rev. CP	3.590%	7/13/06	5,000	5,000
New York State Power Auth. Rev. CP	3.620%	8/4/06	31,931	31,931
New York State Power Auth. Rev. CP	3.580%	8/9/06	10,000	10,000
New York State Power Auth. Rev. PUT	3.350%	9/1/06	32,000	32,000
[1] New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund) TOB VRDO	3.240%	6/7/06 (1)	8,450	8,450
[1] New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund) TOB VRDO	3.500%	6/7/06 (2)	10,450	10,450

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
[1] New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund) TOB VRDO	3.500%	6/7/06 (3)	32,995	32,995
[1] New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund) TOB VRDO	3.500%	6/7/06 (1)	5,995	5,995
[1] New York State Thruway Auth. Rev.
(Personal Income Tax) TOB VRDO	3.500%	6/7/06 (2)	5,250	5,250
[1] New York State Thruway Auth. Rev. TOB VRDO	3.490%	6/7/06 (4)	6,050	6,050
[1] New York State Thruway Auth. Rev. TOB VRDO	3.500%	6/7/06 (2)	10,000	10,000
[1] New York State Thruway Auth. Rev. TOB VRDO	3.500%	6/7/06 (2)	13,650	13,650
[1] New York State Thruway Auth. Rev. TOB VRDO	3.510%	6/7/06 (2)	10,470	10,470
[1] New York State Thruway Auth. Rev. TOB VRDO	3.510%	6/7/06 (2)	8,125	8,125
[1] New York State Urban Dev. Corp. Rev.
(Correctional Fac.) TOB VRDO	3.510%	6/7/06 (3)	5,165	5,165
[1] New York State Urban Dev. Corp. Rev.
(Correctional Fac.) TOB VRDO	3.510%	6/7/06 (3)	4,950	4,950
New York State Urban Dev. Corp. Rev.
(State Fac. & Equipment) VRDO	3.490%	6/7/06 (11)	12,060	12,060
Oneida County NY IDA Rev.
(Hamilton College) VRDO	3.250%	6/7/06 (1)	25,770	25,770
[1] Orange County NY TOB PUT	3.460%	6/15/06	2,640	2,640
Orangetown NY BAN	4.000%	10/5/06	4,155	4,169
Orangetown NY BAN	4.500%	3/30/07	16,600	16,729
Oyster Bay NY BAN	4.250%	11/17/06	17,000	17,085
Oyster Bay NY BAN	4.500%	3/16/07	20,000	20,162
Port Auth. of New York & New Jersey CP	3.670%	6/6/06	5,670	5,670
Port Auth. of New York & New Jersey CP	3.550%	8/8/06	7,260	7,260
Port Auth. of New York & New Jersey CP	3.580%	8/9/06	14,720	14,720
[1] Port Auth. of New York & New Jersey Rev.
TOB VRDO	3.500%	6/7/06 (10)	5,415	5,415
[1] Port Auth. of New York & New Jersey Rev.
TOB VRDO	3.500%	6/7/06 (10)	2,940	2,940
[1] Port Auth. of New York & New Jersey Rev.
TOB VRDO	3.520%	6/7/06	10,000	10,000
[1] Port Auth. of New York & New Jersey Rev.
TOB VRDO	3.520%	6/7/06 (3)	15,000	15,000
[1] Port Auth. of New York & New Jersey Rev.
TOB VRDO	3.520%	6/7/06 (3)	14,645	14,645
[1] Port Auth. of New York & New Jersey Rev.
TOB VRDO	3.520%	6/7/06 (11)	10,510	10,510
Rockland County NY RAN	4.500%	3/22/07	23,000	23,176

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Suffolk County NY Water Auth. Rev. VRDO	3.170%	6/7/06	36,400	36,400
Suffolk County NY Water Auth. Rev. VRDO	3.170%	6/7/06	45,000	45,000
Tompkins County NY IDA Civic Fac.
(Cornell Univ.) VRDO	3.400%	6/7/06	15,700	15,700
Tompkins County NY IDA Civic Fac.
(Cornell Univ.) VRDO	3.400%	6/7/06	8,390	8,390
Tompkins County NY IDA Civic Fac.
(Ithaca Univ.) VRDO	3.470%	6/7/06 (10)	22,600	22,600
Tompkins County NY IDA Civic Fac.
(Ithaca Univ.) VRDO	3.470%	6/7/06 (10)	23,400	23,400
[1] Triborough Bridge & Tunnel Auth. New York Rev.
TOB VRDO	3.260%	6/7/06 (2)	16,585	16,585
[1] Triborough Bridge & Tunnel Auth. New York Rev.
TOB VRDO	3.480%	6/7/06 (1)	1,995	1,995
[1] Triborough Bridge & Tunnel Auth. New York Rev.
TOB VRDO	3.500%	6/7/06 (1)	7,200	7,200
[1] Triborough Bridge & Tunnel Auth. New York Rev.
TOB VRDO	3.500%	6/7/06 (3)	4,000	4,000
Triborough Bridge & Tunnel Auth. New York
Rev. VRDO	3.180%	6/7/06	15,000	15,000
Triborough Bridge & Tunnel Auth. New York
Rev. VRDO	3.180%	6/7/06 (4)	30,900	30,900
Triborough Bridge & Tunnel Auth. New York
Rev. VRDO	3.190%	6/7/06 (2)	8,100	8,100
Triborough Bridge & Tunnel Auth. New York
Rev. VRDO	3.210%	6/7/06	44,320	44,320
Triborough Bridge & Tunnel Auth. New York
Rev. VRDO	3.430%	6/7/06	75,500	75,500
Triborough Bridge & Tunnel Auth. New York
Rev. VRDO	3.490%	6/7/06	5,200	5,200
Triborough Bridge & Tunnel Auth. New York
Rev. VRDO	3.490%	6/7/06	11,500	11,500

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Outside New York
Puerto Rico Govt. Dev. Bank VRDO	3.160%	6/7/06 (1)	1,500	1,500
Puerto Rico Highway & Transp. Auth. Rev. VRDO	3.130%	6/7/06 (2)	900	900
Total Municipal Bonds
(Cost $3,924,799)				3,924,799
Other Assets and Liabilities (0.3%)
Other Assets—Note B				46,170
Liabilities				(33,641)
				12,529
Net Assets (100%)
Applicable to 3,937,090,189 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)				3,937,328
Net Asset Value Per Share				$1.00

At May 31, 2006, net assets consisted of:
	Amount	Per
	($000)	Share
Paid-in Capital	3,937,109	$1.00
Undistributed Net Investment Income	—	—
Accumulated Net Realized Gains	219	—
Unrealized Appreciation	—	—
Net Assets	3,937,328	$1.00

•	See Note A in Notes to Financial Statements.

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the aggregate value of these securities was $977,899,000, representing 24.8% of net assets.

New York Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Tax-Exempt Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2006
($000)
Investment Income
Income
Interest	57,448
Total Income	57,448
Expenses
The Vanguard Group—Note B
Investment Advisory Services	156
Management and Administrative	1,658
Marketing and Distribution	515
Custodian Fees	11
Shareholders’ Reports	7
Trustees’ Fees and Expenses	1
Total Expenses	2,348
Net Investment Income	55,100
Realized Net Gain (Loss) on Investment Securities Sold	224
Change in Unrealized Appreciation (Depreciation) of Investment Securities	—
Net Increase (Decrease) in Net Assets Resulting from Operations	55,324

New York Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	Nov. 30,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	55,100	62,349
Realized Net Gain (Loss)	224	27
Change in Unrealized Appreciation (Depreciation)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	55,324	62,376
Distributions
Net Investment Income	(55,100)	(62,349)
Realized Capital Gain	—	—
Total Distributions	(55,100)	(62,349)
Capital Share Transactions (at $1.00)
Issued	2,188,455	2,996,336
Issued in Lieu of Cash Distributions	53,354	60,236
Redeemed	(1,542,383)	(2,112,895)
Net Increase (Decrease) from Capital Share Transactions	699,426	943,677
Total Increase (Decrease)	699,650	943,704
Net Assets
Beginning of Period	3,237,678	2,293,974
End of Period	3,937,328	3,237,678

New York Tax-Exempt Money Market Fund

Financial Highlights

	Six
	Months
For a Share Outstanding	Ended	Year Ended November 30,
	May 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.015	.022	.010	.009	.013	.028
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.015	.022	.010	.009	.013	.028
Distributions
Dividends from Net Investment Income	(.015)	(.022)	(.010)	(.009)	(.013)	(.028)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.015)	(.022)	(.010)	(.009)	(.013)	(.028)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.53%	2.18%	1.03%	0.89%	1.32%	2.79%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,937	$3,238	$2,294	$1,772	$1,627	$1,359
Ratio of Total Expenses to
Average Net Assets	0.13%[1]	0.13%	0.13%	0.17%	0.17%	0.18%
Ratio of Net Investment Income to
Average Net Assets	3.05%[1]	2.19%	1.04%	0.88%	1.31%	2.72%

[1]	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard New York Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of New York.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investment securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its assets in capital contributions to Vanguard. At May 31, 2006, the fund had contributed capital of $413,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.41% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

New York Long-Term Tax-Exempt Fund

Fund Profile

As of May 31, 2006

Financial Attributes
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Issues	290	6,505	37,743
Yield		—	—
Investor Shares	4.0%
Admiral Shares	4.1%
Yield to Maturity	4.1%[3]	4.1%	4.2%
Average Coupon	4.9%	5.1%	5.1%
Average Effective
Maturity	9.6 years	7.3 years	6.9 years
Average Quality	AA+	AAA	AA+
Average Duration	6.8 years	5.8 years	5.4 years
Expense Ratio		—	—
Investor Shares	0.17%[4]
Admiral Shares	0.09%[4]
Short-Term Reserves	0%	—	—

Distribution by Maturity (% of portfolio)

Under 1 Year	8%
1–5 Years	27
5–10 Years	34
10–20 Years	17
20–30 Years	12
Over 30 Years	2

Volatility Measures
		Comparative		Broad
	Fund	Index[1]	Fund	Index[2]
R-Squared	0.98	1.00	0.97	1.00
Beta	1.04	1.00	1.22	1.00

Distribution by Credit Quality (% of portfolio)

AAA	83%
AA	14
A	1
BBB	2

Investment Focus

[1]	Lehman 10 Year Municipal Bond Index.

[2]	Lehman Municipal Bond Index.

[3]	Before expenses.

[4]	Annualized.

See page 52 for a glossary of investment terms.

New York Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 1995–May 31, 2006
	Investor Shares
				Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1996	0.4%	5.4%	5.8%	5.7%
1997	0.9	5.5	6.4	7.1
1998	2.4	5.3	7.7	8.1
1999	–7.0	4.7	–2.3	–0.4
2000	3.9	5.7	9.6	7.7
2001	3.4	5.0	8.4	8.2
2002	2.2	4.6	6.8	6.7
2003	2.8	4.4	7.2	6.9
2004	–0.8	4.3	3.5	4.0
2005	–1.2	4.2	3.0	3.0
2006[2]	–1.0	2.2	1.2	1.3

Average Annual Total Returns: Periods Ended March 31, 2006

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Investor Shares	4/7/1986	3.36%	4.95%	0.84%	4.89%	5.73%
Admiral Shares	5/14/2001	3.44	5.283	—	—	—

[1]	Lehman 10 Year Municipal Bond Index.

[2]	Six months ended May 31, 2006.

[3]	Return since inception.

Note: See Financial Highlights tables on pages 44 and 45 for dividend and capital gains information.

New York Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets

As of May 31, 2006

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Bonds (99.0%)
Albany County NY GO	5.000%	10/1/12 (3)	4,400	4,709
Battery Park City NY Auth. Rev.	5.250%	11/1/15	12,520	13,530
Broome County NY Public Safety Fac. Project COP	5.250%	4/1/15 (1)	2,665	2,668
Broome County NY Public Safety Fac. Project COP	5.250%	4/1/15 (1)	335	335
Buffalo NY GO	5.125%	2/1/12 (2)	1,870	1,949
Buffalo NY GO	5.125%	2/1/13 (2)	2,945	3,069
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/20 (4)	3,510	3,911
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/21 (4)	5,000	5,567
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/22 (4)	4,500	5,010
Erie County NY Water Auth. Rev.	6.000%	12/1/08 (2)(ETM)	1,335	1,377
Hempstead NY GO	5.625%	2/1/12 (3)	1,220	1,248
Hempstead NY GO	5.625%	2/1/13 (3)	960	982
Hempstead NY IDA Civic Fac. Rev. (Hofstra Univ.)	5.250%	7/1/17	2,360	2,478
Hempstead NY IDA Civic Fac. Rev. (Hofstra Univ.)	5.250%	7/1/19	3,200	3,346
Huntington NY GO	6.700%	2/1/11 (3)	310	348
Liberty NY Dev. Corp. Rev.
(Goldman Sachs Headquarters)	5.250%	10/1/35	35,000	37,927
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/11 (4)	16,690	13,784
Long Island NY Power Auth. Electric System Rev.	5.250%	6/1/13	15,690	16,830
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/14 (4)	5,000	3,588
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/19 (4)	2,460	1,374
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/21 (4)	13,355	6,761
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/23 (4)	35,500	16,339
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/24 (4)	21,830	9,584
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/27 (4)	23,905	8,997
Long Island NY Power Auth. Electric System
Rev. VRDO	3.560%	6/1/06 LOC	7,300	7,300

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Metro. New York Transp. Auth. Rev. (Commuter Fac.)	5.125%	7/1/09 (3)(Prere.)	3,000	3,128
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)	5.250%	10/1/10 (1)(Prere.)	7,900	8,386
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)	6.000%	4/1/20 (1)(ETM)	32,500	37,768
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/16 (2)	28,075	30,556
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/16 (1)	4,000	4,354
1 Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/17 (2)	35,000	38,045
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/17 (1)	5,000	5,435
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/19 (1)	6,000	6,522
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/20 (1)	7,000	7,609
Metro. New York Transp. Auth. Rev. VRDO	3.420%	6/7/06 (10)	2,000	2,000
Nassau County NY Combined Sewer Dist. GO	5.000%	5/1/11 (3)	1,770	1,864
Nassau County NY GO	5.250%	6/1/11 (2)	3,670	3,885
Nassau County NY GO	5.250%	6/1/12 (2)	4,670	4,964
Nassau County NY GO	5.250%	6/1/13 (2)	6,905	7,340
Nassau County NY GO	5.250%	6/1/14 (2)	6,585	7,000
New York City NY Cultural Resources Rev.
(American Museum of Natural History)	5.700%	4/1/07 (1)(Prere.)	12,730	13,073
New York City NY Cultural Resources Rev.
(American Museum of Natural History)	5.600%	4/1/18 (1)	2,635	2,702
New York City NY Cultural Resources Rev.
(American Museum of Natural History)	5.650%	4/1/22 (1)	5,000	5,129
New York City NY Cultural Resources Rev.
(Museum of Modern Art)	5.500%	1/1/07 (2)(ETM)	35	35
New York City NY Cultural Resources Rev.
(Museum of Modern Art)	5.500%	1/1/16 (2)	2,000	2,059
New York City NY GO	5.750%	5/15/11 (4)	4,540	4,902
New York City NY GO	5.750%	8/1/11 (1)	15,750	17,056
New York City NY GO	5.750%	3/15/12 (4)(Prere.)	260	286
New York City NY GO	5.875%	5/15/12 (4)	4,670	5,059
New York City NY GO	5.125%	8/1/13 (4)	19,025	20,103
New York City NY GO	5.375%	8/1/13 (3)	8,295	8,617
New York City NY GO	5.200%	8/1/14 (4)	5,000	5,278
New York City NY GO	5.250%	3/15/16 (2)	5,000	5,334
New York City NY GO	5.000%	8/1/25	8,905	9,155
New York City NY GO	5.750%	3/15/27 (4)	1,300	1,410
New York City NY GO VRDO	3.500%	6/1/06 LOC	1,880	1,880
New York City NY GO VRDO	3.560%	6/1/06 LOC	14,200	14,200

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY GO VRDO	3.190%	6/7/06 LOC	11,700	11,700
New York City NY GO VRDO	3.200%	6/7/06 (2)	6,450	6,450
New York City NY IDA (USTA National Tennis Center)	5.000%	11/15/13 (4)	4,435	4,733
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.500%	6/15/07 (1)(Prere.)	23,955	24,650
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.750%	6/15/07 (1)(Prere.)	15,000	15,473
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.750%	6/15/09 (3)(Prere.)	30,650	32,760
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	0.000%	6/15/17	10,000	6,186
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.375%	6/15/17	25,015	26,830
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	0.000%	6/15/18	10,000	5,883
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.375%	6/15/18	25,095	26,916
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	0.000%	6/15/21	4,490	2,269
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/27 (1)	17,000	17,651
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/31	9,000	9,257
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	3.500%	6/1/06 (3)	8,600	8,600
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	3.520%	6/1/06	2,500	2,500
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	3.560%	6/1/06 (3)	1,800	1,800
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	3.560%	6/1/06 (3)	2,050	2,050
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	3.580%	6/1/06	7,200	7,200
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	3.580%	6/1/06	8,200	8,200
New York City NY Sales Tax Asset Receivable Corp.	5.000%	10/15/26 (1)	10,000	10,416
New York City NY Transitional Finance Auth. Rev.	5.500%	5/1/09 (Prere.)	15	16
New York City NY Transitional Finance Auth. Rev.	5.500%	5/1/09 (Prere.)	1,660	1,759
New York City NY Transitional Finance Auth. Rev.	5.500%	5/1/09 (Prere.)	1,325	1,405
New York City NY Transitional Finance Auth. Rev.	5.750%	5/15/10 (Prere.)	930	1,009
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/11 (Prere.)	2,265	2,455

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/11 (Prere.)	1,150	1,247
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/11 (Prere.)	2,955	3,203
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/12	2,805	3,026
New York City NY Transitional Finance Auth. Rev.	5.250%	5/1/13	12,270	13,152
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/14	9,735	10,491
New York City NY Transitional Finance Auth. Rev.	5.250%	5/1/14	17,720	18,911
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/15	7,310	7,816
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/15	3,850	4,140
New York City NY Transitional Finance Auth. Rev.	5.375%	2/15/15	9,395	10,056
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/16	8,415	9,005
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/16	11,045	11,888
New York City NY Transitional Finance Auth. Rev.	5.500%	2/15/16	2,735	2,950
New York City NY Transitional Finance Auth.
Rev. VRDO	3.500%	6/1/06	5,000	5,000
New York City NY Transitional Finance Auth.
Rev. VRDO	3.500%	6/1/06	3,100	3,100
New York City NY Transitional Finance Auth.
Rev. VRDO	3.500%	6/1/06	6,800	6,800
New York City NY Transitional Finance Auth.
Rev. VRDO	3.550%	6/1/06	4,200	4,200
New York City NY Transitional Finance Auth.
Rev. VRDO	3.550%	6/1/06	7,300	7,300
New York City NY Transitional Finance Auth.
Rev. VRDO	3.590%	6/1/06	14,600	14,600
New York State Dormitory Auth. Rev.	5.500%	7/1/06 (1)(Prere.)	2,245	2,294
New York State Dormitory Auth. Rev.	5.500%	7/1/06 (1)(Prere.)	1,625	1,660
New York State Dormitory Auth. Rev.	5.250%	2/15/19 (3)	2,420	2,582
New York State Dormitory Auth. Rev.	5.250%	2/15/20 (3)	2,555	2,724
New York State Dormitory Auth. Rev.	5.250%	2/15/21 (3)	1,680	1,791
New York State Dormitory Auth. Rev.	5.250%	2/15/22 (3)	2,825	3,010
New York State Dormitory Auth. Rev.	5.250%	2/15/23 (3)	1,120	1,192
New York State Dormitory Auth. Rev.
(Albany Medical Center)	5.000%	8/15/18 (4)	17,405	18,214
New York State Dormitory Auth. Rev.
(Albany Medical Center)	5.000%	8/15/25 (4)	2,000	2,071
New York State Dormitory Auth. Rev.
(Barnard College)	5.250%	7/1/26 (2)	4,370	4,478
New York State Dormitory Auth. Rev.
(Catholic Health)	5.500%	7/1/22 (1)	10,000	10,558

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/10 (3)(Prere.)	2,215	2,386
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/10 (3)(Prere.)	4,475	4,821
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/11 (3)	5,950	6,364
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/15 (3)	31,620	33,931
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/16 (2)	4,640	4,740
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/16 (3)	7,255	7,791
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/20 (3)	14,525	16,368
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/22 (3)	9,240	10,460
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	5/15/23 (3)	5,000	5,665
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/23 (3)	7,915	8,994
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/19	4,900	5,215
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/19	5,100	5,381
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/21	6,990	7,409
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/22	7,345	7,775
New York State Dormitory Auth. Rev. (Columbia Univ.)	5.125%	7/1/23	7,575	8,008
New York State Dormitory Auth. Rev. (Court Fac.)	5.750%	5/15/10 (2)(Prere.)	21,370	23,165
New York State Dormitory Auth. Rev. (Fordham Univ.)	7.200%	7/1/15 (2)	385	386
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	2,660	2,883
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	2,370	2,569
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	2,515	2,726
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	5	5
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/13 (4)	105	113
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/14 (4)	110	119
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/15 (4)	120	129
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.000%	2/15/25 (3)	6,575	6,843
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.375%	2/15/26 (1)	130	133
New York State Dormitory Auth. Rev.
(Mental Health Services) VRDO	3.450%	6/7/06 (4)	1,550	1,550
New York State Dormitory Auth. Rev.
(Mental Health Services) VRDO	3.490%	6/7/06 (1)	1,800	1,800

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Auth. Rev.
(New School for Social Research)	5.625%	7/1/07 (1)(Prere.)	2,260	2,353
New York State Dormitory Auth. Rev.
(New York Univ.)	5.750%	7/1/16 (1)	3,500	3,968
New York State Dormitory Auth. Rev.
(New York Univ.)	5.750%	7/1/20 (1)	6,000	6,919
New York State Dormitory Auth. Rev.
(New York Univ.)	5.500%	7/1/31 (2)	8,910	10,212
New York State Dormitory Auth. Rev.
(New York Univ.)	5.500%	7/1/40 (2)	34,330	39,554
New York State Dormitory Auth. Rev. (Pace)	5.625%	7/1/07 (1)(Prere.)	11,185	11,645
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/23 (4)	4,200	4,385
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.500%	3/15/24 (2)	18,170	20,689
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/26 (2)	7,500	7,780
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.500%	3/15/26 (2)	16,670	19,027
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.500%	3/15/27 (2)	7,500	8,571
New York State Dormitory Auth. Rev.
(Queens Hosp.)	5.450%	8/15/19 (2)	4,835	5,101
New York State Dormitory Auth. Rev.
(Rochester Institute of Technology)	5.250%	7/1/07 (1)(Prere.)	3,000	3,083
New York State Dormitory Auth. Rev.
(Rochester Institute of Technology)	5.300%	7/1/07 (1)(Prere.)	6,275	6,451
New York State Dormitory Auth. Rev.
(Rockefeller Univ.)	5.000%	7/1/18	2,805	2,897
New York State Dormitory Auth. Rev.
(Sloan-Kettering Cancer Center)	5.750%	7/1/19 (1)	15,900	18,137
New York State Dormitory Auth. Rev.
(Sloan-Kettering Cancer Center)	5.750%	7/1/20 (1)	5,500	6,311
New York State Dormitory Auth. Rev.
(Sloan-Kettering Cancer Center)	5.500%	7/1/23 (1)	14,000	15,817
New York State Dormitory Auth. Rev.
(St. John’s Univ.)	5.250%	7/1/20 (1)	15,170	15,739
New York State Dormitory Auth. Rev.
(St. Joseph’s Hosp.)	5.250%	7/1/18 (1)	6,700	6,928
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	7/1/09 (2)	1,590	1,696
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/12 (1)	16,160	17,618
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/13 (1)	27,285	29,747

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/14 (1)	10,660	11,622
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/15 (1)	12,500	13,633
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/16 (1)	5,000	5,455
New York State Dormitory Auth. Rev. (State Univ.)	5.750%	5/15/17 (4)	3,750	4,258
New York State Dormitory Auth. Rev. (State Univ.)	5.500%	5/15/21 (3)	3,000	3,380
New York State Dormitory Auth. Rev. (State Univ.)	5.500%	5/15/24 (3)	7,790	8,877
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/24 (2)	4,680	5,321
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/25 (2)	5,145	5,853
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/26 (2)	10,140	11,538
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.000%	7/1/26	2,500	2,627
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/27 (2)	11,155	12,707
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/28 (2)	5,000	5,700
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/29 (2)	4,765	5,435
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/30 (2)	7,500	8,557
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.500%	5/15/31 (2)	6,000	6,845
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.000%	7/1/31	5,000	5,221
New York State Dormitory Auth. Rev.
(The New York & Presbyterian Hosp.)	5.500%	2/1/10 (2)	6,330	6,685
New York State Dormitory Auth. Rev.
(Univ. of Rochester)	5.000%	7/1/08 (1)(Prere.)	1,650	1,710
New York State Dormitory Auth. Rev.
(Univ. of Rochester)	5.000%	7/1/17 (1)	350	361
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)	5.000%	7/1/09 (2)(Prere.)	1,085	1,137
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)	5.000%	7/1/09 (2)(Prere.)	450	472
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)	5.250%	7/1/09 (2)(Prere.)	2,235	2,358
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)	5.250%	7/1/12 (2)	3,935	4,127

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)	5.000%	7/1/15 (2)	1,915	1,995
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)	5.000%	7/1/16 (2)	800	835
New York State Dormitory Auth. Rev.
(Vassar Brothers Hosp.)	5.250%	7/1/17 (4)	8,025	8,338
New York State Dormitory Auth. Rev.
(Vassar Brothers Hosp.)	5.375%	7/1/25 (4)	7,000	7,290
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/19 (2)	2,425	2,612
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/21 (2)	1,750	1,885
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/22 (2)	3,425	3,689
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/23 (2)	3,610	3,885
New York State Dormitory Auth. Rev. (Yeshiva Univ.)	5.250%	7/1/24 (2)	3,305	3,558
New York State Energy Research & Dev. Auth. PCR
(New York Electric & Gas) ARS	3.209%	7/24/06 (1)	10,000	9,735
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.375%	6/15/15	7,650	8,242
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.250%	6/15/16	3,095	3,307
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.375%	6/15/16	6,000	6,457
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.250%	6/15/18	10,000	10,678
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.250%	6/15/19	36,610	39,094
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.500%	10/15/22	3,085	3,517
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.500%	10/15/24	3,490	3,999
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.500%	10/15/25	4,175	4,793
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.500%	10/15/26	2,890	3,323
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.500%	10/15/27	3,000	3,449
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.500%	10/15/28	3,095	3,557
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.500%	10/15/29	2,530	2,909
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.500%	10/15/30	2,600	2,991

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.500%	4/15/35	7,990	9,231
2 New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)
TOB VRDO	3.500%	6/7/06	15,800	15,800
New York State Local Govt. Assistance Corp.	5.250%	4/1/15 (2)	8,000	8,174
New York State Thruway Auth. Rev.	5.250%	1/1/08 (Prere.)	735	760
New York State Thruway Auth. Rev.	5.250%	1/1/14	4,825	4,974
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.750%	4/1/10 (3)(Prere.)	5,575	6,032
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.750%	4/1/10 (3)(Prere.)	5,870	6,352
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.750%	4/1/10 (3)(Prere.)	3,000	3,246
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.750%	4/1/10 (3)(Prere.)	2,500	2,705
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.750%	4/1/10 (3)(Prere.)	2,080	2,251
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.500%	4/1/11 (3)(Prere.)	2,000	2,174
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.500%	4/1/11 (3)(Prere.)	3,000	3,261
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.250%	10/1/11 (1)(Prere.)	7,500	8,046
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.500%	4/1/14 (2)	32,875	35,653
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.000%	4/1/25 (2)	10,000	10,431
New York State Thruway Auth. Rev.
(Service Contract)	5.250%	4/1/07 (Prere.)	1,300	1,343
New York State Thruway Auth. Rev.
(Service Contract)	5.750%	4/1/09 (1)(Prere.)	4,000	4,256
New York State Thruway Auth. Rev.
(Service Contract)	5.250%	4/1/15	6,775	6,986
New York State Urban Dev. Corp. Rev.
(Community Enhancement Fac.)	5.125%	4/1/09 (2)(Prere.)	5,500	5,766
New York State Urban Dev. Corp. Rev.
(Correctional Fac.)	6.000%	1/1/09 (2)(Prere.)	2,500	2,666
New York State Urban Dev. Corp. Rev.
(Correctional Fac.)	6.000%	1/1/09 (2)(Prere.)	3,000	3,200
New York State Urban Dev. Corp. Rev.
(Correctional Fac.)	6.000%	1/1/09 (2)(Prere.)	4,110	4,383

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Urban Dev. Corp. Rev.
(Correctional Fac.)	6.000%	1/1/09 (2)(Prere.)	5,000	5,333
New York State Urban Dev. Corp. Rev.
(Correctional Fac.)	5.750%	1/1/11 (4)(Prere.)	6,380	6,932
New York State Urban Dev. Corp. Rev.
(Personal Income Tax)	5.000%	3/15/23 (4)	7,860	8,206
New York State Urban Dev. Corp. Rev.
(Personal Income Tax)	5.000%	3/15/24 (4)	3,500	3,649
New York State Urban Dev. Corp. Rev.
(Personal Income Tax) GO	5.500%	3/15/23 (1)	19,645	22,240
New York State Urban Dev. Corp. Rev.
(Personal Income Tax) GO	5.500%	3/15/24 (1)	5,000	5,680
Niagara County NY IDA Solid Waste
Disposal Rev. PUT	5.550%	11/15/13	12,500	13,064
Niagara Falls NY Bridge Comm. Rev.	5.250%	10/1/15 (3)	5,000	5,338
Niagara Falls NY Bridge Comm. Rev.	6.250%	10/1/20 (3)	8,685	10,493
Niagara Falls NY Bridge Comm. Rev.	6.250%	10/1/21 (3)	9,230	11,212
North Hempstead NY GO	6.400%	4/1/10 (3)	1,500	1,641
North Hempstead NY GO	6.400%	4/1/11 (3)	2,075	2,312
Onondaga County NY Public Improvements	5.875%	2/15/08	1,250	1,296
Onondaga County NY Public Improvements	5.875%	2/15/08	1,225	1,271
Orange County NY GO	5.000%	7/15/19	1,500	1,587
Orange County NY GO	5.000%	7/15/20	2,000	2,109
Orange County NY GO	5.000%	7/15/21	1,035	1,089
Orange County NY GO	5.000%	7/15/22	1,000	1,051
Port Auth. of New York & New Jersey Rev.	5.500%	12/15/16 (2)	4,190	4,494
Port Auth. of New York & New Jersey Rev.	5.500%	12/15/17 (2)	4,600	4,934
Port Auth. of New York & New Jersey Rev.	5.500%	12/15/18 (2)	4,620	4,955
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/33	27,615	28,486
Suffolk County NY GO	5.250%	5/1/16 (4)	3,315	3,606
Suffolk County NY GO	5.250%	5/1/17 (4)	9,780	10,660
Suffolk County NY Water Auth. Rev.	5.250%	6/1/10 (2)(ETM)	3,790	4,008
Suffolk County NY Water Auth. Rev.	5.250%	6/1/11 (2)(ETM)	2,380	2,545
Suffolk County NY Water Auth. Rev.	5.250%	6/1/12 (2)(ETM)	4,290	4,623
Suffolk County NY Water Auth. Rev.	5.250%	6/1/17 (2)(ETM)	1,695	1,851
Tobacco Settlement Asset
Securitization Corp. Inc. New York	5.125%	6/1/42	10,000	9,704
Triborough Bridge & Tunnel Auth. New York Rev.	6.750%	1/1/09 (2)(ETM)	2,535	2,661
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	1/1/14	3,000	3,200

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	1/1/15	2,930	3,125
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	1/1/16	2,500	2,661
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/17	16,770	17,973
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	1/1/18	2,330	2,478
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/18	30,285	32,457
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/19	43,025	46,110
Triborough Bridge & Tunnel Auth. New York Rev.	6.125%	1/1/21 (1)(ETM)	5,000	5,953
Triborough Bridge & Tunnel Auth. New York Rev.	5.500%	11/15/21 (1)	11,370	12,871

Outside New York
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/15 (1)	5,000	5,220
Puerto Rico Electric Power Auth. Rev.	5.375%	7/1/16 (1)	16,345	17,724
Puerto Rico Electric Power Auth. Rev.	5.375%	7/1/18 (1)	6,250	6,747
Puerto Rico Electric Power Auth. Rev.	5.375%	7/1/19 (1)	6,500	7,017
Puerto Rico GO	5.500%	7/1/13 (3)	6,000	6,577
Puerto Rico GO	5.500%	7/1/20 (3)	6,305	7,062
Puerto Rico GO	5.500%	7/1/21 (1)	16,505	18,549
Puerto Rico GO	5.000%	7/1/33	6,900	6,900
Puerto Rico Govt. Dev. Bank VRDO	3.160%	6/7/06 (1)	3,000	3,000
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/35 (1)	50,000	55,010
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/27 (3)	7,230	8,208
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/27 (2)	25,000	28,381
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	0.000%	7/1/36 (2)	25,120	5,842
Puerto Rico Infrastructure Financing Auth.
Special Obligation Bonds	5.500%	10/1/40	10,560	11,256
Puerto Rico Muni. Finance Agency	5.875%	8/1/09 (4)(Prere.)	6,480	6,967
Puerto Rico Muni. Finance Agency	6.000%	8/1/09 (4)(Prere.)	2,645	2,853
Puerto Rico Muni. Finance Agency	5.250%	8/1/17 (4)	7,000	7,485
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (ETM)	860	1,038
Puerto Rico Public Finance Corp.	6.000%	8/1/26	9,140	10,456
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/11	2,000	2,071
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/23	2,000	2,066
Total Municipal Bonds
(Cost $2,231,210)				2,282,123

New York Long-Term Tax-Exempt Fund

Market
Value•
($000)
Other Assets and Liabilities (1.0%)
Other Assets—Note B	30,555
Liabilities	(6,491)
24,064
Net Assets (100%)	2,306,187

At May 31, 2006, net assets consisted of:[3]

Amount
($000)
Paid-in Capital	2,250,932
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	4,828
Unrealized Appreciation (Depreciation)
Investment Securities	50,913
Futures	(486)
Net Assets	2,306,187

Investor Shares—Net Assets
Applicable to 59,751,477 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	662,797
Net Asset Value Per Share—Investor Shares	$11.09

Admiral Shares—Net Assets
Applicable to 148,152,616 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	1,643,390
Net Asset Value Per Share—Admiral Shares	$11.09

•	See Note A in Notes to Financial Statements.

[1]	Securities with a value of $6,604,000 have been segregated as initial margin for open futures contracts.

[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, the value of this security represented 0.7% of net assets.

[3]	See Note D in Notes to Financial Statements for the tax-basis components of net assets.

New York Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2006
($000)
Investment Income
Income
Interest	51,336
Total Income	51,336
Expenses
The Vanguard Group—Note B
Investment Advisory Services	104
Management and Administrative
Investor Shares	416
Admiral Shares	470
Marketing and Distribution
Investor Shares	113
Admiral Shares	171
Custodian Fees	6
Shareholders’ Reports
Investor Shares	5
Admiral Shares	3
Trustees’ Fees and Expenses	1
Total Expenses	1,289
Expenses Paid Indirectly—Note C	(76)
Net Expenses	1,213
Net Investment Income	50,123
Realized Net Gain (Loss)
Investment Securities Sold	5,830
Futures Contracts	(384)
Realized Net Gain (Loss)	5,446
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(26,418)
Futures Contracts	(486)
Change in Unrealized Appreciation (Depreciation)	(26,904)
Net Increase (Decrease) in Net Assets Resulting from Operations	28,665

New York Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	Nov. 30,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	50,123	95,032
Realized Net Gain (Loss)	5,446	14,781
Change in Unrealized Appreciation (Depreciation)	(26,904)	(44,610)
Net Increase (Decrease) in Net Assets Resulting from Operations	28,665	65,203
Distributions
Net Investment Income
Investor Shares	(14,770)	(47,904)
Admiral Shares	(35,353)	(47,128)
Realized Capital Gain
Investor Shares	(4,425)	(4,398)
Admiral Shares	(10,196)	(2,817)
Total Distributions	(64,744)	(102,247)
Capital Share Transactions—Note F
Investor Shares	(12,252)	(606,859)
Admiral Shares	94,284	764,848
Net Increase (Decrease) from Capital Share Transactions	82,032	157,989
Total Increase (Decrease)	45,953	120,945
Net Assets
Beginning of Period	2,260,234	2,139,289
End of Period	2,306,187	2,260,234

New York Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
	Six
	Months
For a Share Outstanding	Ended	Year Ended November 30,
	May 31,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$11.27	$11.45	$11.57	$11.38	$11.20	$10.83
Investment Operations
Net Investment Income	.242	.486	.488	.486	.503	.525
Net Realized and Unrealized Gain (Loss)
on Investments	(.107)	(.141)	(.093)	.315	.243	.370
Total from Investment Operations	.135	.345	.395	.801	.746	.895
Distributions
Dividends from Net Investment Income	(.242)	(.486)	(.488)	(.486)	(.503)	(.525)
Distributions from Realized Capital Gains	(.073)	(.039)	(.027)	(.125)	(.063)	—
Total Distributions	(.315)	(.525)	(.515)	(.611)	(.566)	(.525)
Net Asset Value, End of Period	$11.09	$11.27	$11.45	$11.57	$11.38	$11.20

Total Return	1.20%	3.03%	3.48%	7.20%	6.84%	8.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$663	$686	$1,303	$1,321	$1,340	$1,333
Ratio of Total Expenses to
Average Net Assets	0.17%[1]	0.16%	0.14%	0.17%	0.18%	0.20%
Ratio of Net Investment Income to
Average Net Assets	4.32%[1]	4.23%	4.24%	4.22%	4.46%	4.71%
Portfolio Turnover Rate	16%[1]	12%	6%	3%	16%	12%

[1]	Annualized.

New York Long-Term Tax-Exempt Fund

Admiral Shares

	Six
	Months	Year Ended November 30,				May 14[1] to
For a Share Outstanding	May 31,					Nov. 30,
Throughout Each Period	2006	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$11.27	$11.45	$11.57	$11.38	$11.20	$11.05
Investment Operations
Net Investment Income	.247	.494	.494	.493	.509	.284
Net Realized and Unrealized
Gain (Loss) on Investments	(.107)	(.141)	(.093)	.315	.243	.150
Total from Investment Operations	.140	.353	.401	.808	.752	.434
Distributions
Dividends from Net Investment Income	(.247)	(.494)	(.494)	(.493)	(.509)	(.284)
Distributions from Realized Capital Gains	(.073)	(.039)	(.027)	(.125)	(.063)	—
Total Distributions	(.320)	(.533)	(.521)	(.618)	(.572)	(.284)
Net Asset Value, End of Period	$11.09	$11.27	$11.45	$11.57	$11.38	$11.20

Total Return	1.24%	3.10%	3.54%	7.26%	6.89%	3.94%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,643	$1,575	$837	$771	$811	$626
Ratio of Total Expenses to
Average Net Assets	0.09%[2]	0.09%	0.09%	0.11%	0.13%	0.15%[2]
Ratio of Net Investment Income to
Average Net Assets	4.40%[2]	4.31%	4.29%	4.28%	4.51%	4.58%[2]
Portfolio Turnover Rate	16%[2]	12%	6%	3%	16%	12%

[1]	Inception.

[2]	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard New York Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of New York. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund may use Municipal Bond Index, U.S. Treasury Bond, and U.S.

Treasury Note futures contracts, with the objectives of enhancing returns, managing interest rate risk, maintaining liquidity, diversifying credit risk and minimizing transaction costs. The fund may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The fund may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities.

New York Long-Term Tax-Exempt Fund

Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2006, the fund had contributed capital of $246,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.24% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. For the six months ended May 31, 2006, these arrangements reduced the fund’s expenses by $76,000 (an annual rate of 0.01% of average net assets).

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

The fund had realized losses totaling $618,000 through November 30, 2005, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

At May 31, 2006, net unrealized appreciation of investment securities for tax purposes was $50,295,000, consisting of unrealized gains of $66,351,000 on securities that had risen in value since their purchase and $16,056,000 in unrealized losses on securities that had fallen in value since their purchase.

At May 31, 2006, the aggregate settlement value of open futures contracts expiring in September 2006 and the related unrealized appreciation (depreciation) were:

($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
30-Year U.S. Treasury Bond	400	42,488	(486)

New York Long-Term Tax-Exempt Fund

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. During the six months ended May 31, 2006, the fund purchased $177,827,000 of investment securities and sold $187,390,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	May 31, 2006		November 30, 2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	96,520	8,598	231,530	20,197
Issued in Lieu of Cash Distributions	15,377	1,371	39,881	3,474
Redeemed	(124,149)	(11,073)	(878,270)	(76,613)
Net Increase (Decrease)—Investor Shares	(12,252)	(1,104)	(606,859)	(52,942)
Admiral Shares
Issued	217,744	19,420	910,275	79,346
Issued in Lieu of Cash Distributions	33,631	3,000	34,732	3,036
Redeemed	(157,091)	(14,013)	(180,159)	(15,739)
Net Increase (Decrease)—Admiral Shares	94,284	8,407	764,848	66,643

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended May 31, 2006
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
New York Tax-Exempt Fund	11/30/2005	5/31/2006	Period[1]
Based on Actual Fund Return
Money Market	$1,000.00	$1,015.28	$0.65
Long-Term
Investor Shares	1,000.00	1,012.05	0.85
Admiral Shares	1,000.00	1,012.43	0.45
Based on Hypothetical 5% Yearly Return
Money Market	$1,000.00	$1,024.28	$0.66
Long-Term
Investor Shares	1,000.00	1,024.08	0.86
Admiral Shares	1,000.00	1,024.48	0.45

[1]

These calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: for the New York Tax-Exempt Money Market Fund, 0.13%; for the New York Long-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

Trustees Approve Advisory Arrangement

The board of trustees of the Vanguard New York Tax-Exempt Funds has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for each of the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon its most recent evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both short- and long-term periods, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Robert F. Auwaerter, principal in charge of the Fixed Income Group, has been in the investment management business since 1978. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board noted that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ performance, including some of the data considered by the board, can be found in the Performance Summary sections of this report.

Cost

The funds’ expense ratios were far below the average expense ratios charged by funds in their respective peer groups. Each fund’s advisory expense ratio was also well below its peer-group average. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board of trustees concluded that the Vanguard New York Tax-Exempt Funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with AAA indicating the most creditworthy bond issuers and MIG-1, A-1+, SP-1+, and F-1+ indicating the most creditworthy issuers of money market securities.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A snapshot of a fund’s interest income. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief
Trustee since May 1987;	Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each
Chairman of the Board and	of the investment companies served by The Vanguard Group.
Chief Executive Officer
136 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
136 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of
Business at New York University; Trustee of the Whitehead Institute for Biomedical
Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer
Trustee since December 2001[2]	of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council;
136 Vanguard Funds Overseen	Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005);
Trustee of Drexel University and of the Chemical Heritage Foundation.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief
Trustee since July 1998	Global Diversity Officer (since January 2006), Vice President and Chief Information
136 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson & Johnson
(pharmaceuticals/consumer products); Director of the University Medical Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee since December 2004	and Banking, Harvard Business School (since 2000); Senior Associate Dean, Director
136 Vanguard Funds Overseen	of Faculty Recruiting, and Chair of Finance Faculty, Harvard Business School; Director
and Chairman of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates
(1985–2004), Genbel Securities Limited (South African financial services firm)
(1999–2003), Gensec Bank (1999–2003), Sanlam, Ltd. (South African insurance company) (2001–2003), and Stockback, Inc. (credit card firm) (2000–2002).

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief
Trustee since January 1993	Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/
136 Vanguard Funds Overseen	lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief
Trustee since April 1985	Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc.
136 Vanguard Funds Overseen	(diesel engines), MeadWestvaco Corp. (packaging products), and AmerisourceBergen
Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver
Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.,
Secretary since July 2005	since November 1997; General Counsel of The Vanguard Group since July 2005;
136 Vanguard Funds Overseen	Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since July 2005.

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
136 Vanguard Funds Overseen

Vanguard Senior Management Team

R. Gregory Barton
Mortimer J. Buckley
James H. Gately
Kathleen C. Gubanich
F. William McNabb, III
Michael S. Miller
Ralph K. Packard
George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

[1]	Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

[2]	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard™ > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Admiral, Connect with
Vanguard, and the ship logo are
trademarks of The Vanguard Group, Inc.

Direct Investor Account Services > 800-662-2739	All other marks are the exclusive property
of their respective owners.
Institutional Investor Services > 800-523-1036
All comparative mutual fund data are
Text Telephone > 800-952-3335	from Lipper Inc. or Morningstar,
Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s
proxy voting guidelines by visiting
This material may be used in conjunction	our website, www.vanguard.com,
with the offering of shares of any Vanguard	and searching for “proxy voting
fund only if preceded or accompanied by	guidelines,” or by calling
the fund’s current prospectus.	Vanguard at 800-662-2739. They are
also available from
the SEC’s website, www.sec.gov. In
addition, you may
obtain a free report on how your fund
voted the proxies for
securities it owned during the 12 months
ended June 30. To get the report,
visit either www.vanguard.com
or www.sec.gov.

You can review and copy information
about your fund at the SEC’s
Public Reference Room in Washington,
D.C. To find out more about this public
service, call the SEC at 202-551-8090.
Information about your fund is also
available on the SEC’s website, and you
can receive copies of this information, for
a fee, by sending a request in either
of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail
addressed to the
Public Reference Section, Securities and
Exchange Commission, Washington, DC
20549-0102.

© 2006 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

Q762 072006

Item 2: Not Applicable

Item 3: Not Applicable

Item 4: Not Applicable

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable.

Item 11: Controls and Procedures

        (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

        (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant‘s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

        Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW YORK TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 20, 2006

VANGUARD NEW YORK TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	July 20, 2006

*By Power of Attorney. See File Number 2-31333, filed on January 23, 2006. Incorporated by Reference.